Stock-Based Comp	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
The Company maintains various stock-based compensation plans administered by the board of directors of Holdings, the Company's parent, for the benefit of the Company's key employees and non-employee directors as discussed below.
Total stock-based compensation cost recognized and included in selling, general and administrative expenses was $0.8 million, $0.5 million and $3.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company has not recognized any tax benefits related to stock based compensation for the three years ended December 31, 2012.
Restricted Stock Units
In April 2008, Holdings adopted the 2008 Restricted Stock and Restricted Stock Unit Plan which is designed to provide incentives to present and future employees of the Company through the grant of restricted stock and restricted stock unit awards. The 2008 Restricted Stock and Restricted Stock Unit Plan authorizes the issuance of up to 25,000 shares of Holdings’ common stock pursuant to such grants. The restricted stock units are convertible into common shares of Holdings within 30 days of one of the following events: termination of employment, death, disability or upon a change in control of the Company. During the years ended December 31, 2012, 2011 and 2010, 106, 221 and 241 restricted stock units, respectively, were converted into shares of Holdings. A total of 22,659 restricted shares were available for grant at December 31, 2012.
Stock Options
2007 Non-Qualified Stock Option Plan
In February 2007, Holdings adopted the 2007 Non-Qualified Stock Option Plan (the "2007 Option Plan") in order to provide an equity component to management compensation following the Merger. The board of directors of Holdings may issue options to purchase up to 105,200 shares of Holdings’ common stock.
The options issued under the 2007 Stock Option Plan contain only service condition requirements. The issuances in 2007 through 2010 and the issuances in 2012 vest 25 percent on each anniversary of the grant date for four years provided the employee has provided continued service. The 2011 issuances vest 20 percent on each anniversary of the grant date for five years provided the employee has provided continued service. The options provide for certain acceleration of vesting and cancellation of options under different circumstances, such as a change in control, death, disability and termination of service. The Company recognizes compensation expense for these options on a straight-line basis over the requisite service period for each separate vesting portion of the option as if the option was, in substance, multiple options (graded vesting). The options expire 10 years after the date of grant. Upon exercise of the options, shares will be issued from authorized but unissued shares of Holdings. A total of 9,859 shares of Holdings common stock were available for grant as options at December 31, 2012.
2012 Non-Qualified Stock Option Plan
In May 2012, Holdings adopted the 2012 Non-Qualified Stock Option Plan (the "2012 Option Plan") to provide incentives to present and future employees of the Company through the grant of Holdings' common stock options. The board of directors of Holdings may issue options to purchase up to 48,605 shares of Holdings' common stock.
The options issued in 2012 under the 2012 Stock Option Plan provide for the options to be vested in three different tranches:

•	one-third of the total grant vests 20 percent on each anniversary of the grant date for five years provided the employee has provided continued service (service condition)

•	one-third of the total grant vests on a 2.0X event, as defined in the applicable stock option agreement (market and performance conditions)

•	one-third of the total grant vests on a 2.5X event, as defined in the applicable stock option agreement (market and performance conditions)
The options provide for certain acceleration of vesting and cancellation of options under different circumstances, such as a change in control, death, disability and termination of service. For the portion of the options that vest only based upon a service condition, the Company recognizes compensation expense using graded vesting over the requisite service period. For the options containing market and performance conditions, the Company defers all stock-based compensation until the consummation of the performance condition. The options expire 10 years after the date of grant. Upon exercise of the options, shares will be issued from authorized but unissued shares of Holdings. A total of 5,105 shares of Holdings common stock were available for grant under the 2012 Stock Option Plan at December 31, 2012.
The Company estimated the fair value of the options on each grant date by using the Monte Carlo simulation method for the portion of the options that contain both a market and a performance condition and the Black-Scholes option pricing method for options (or the portion of the options) that contain only a service condition. The assumptions used in the option valuation models are outlined in the following table:

	Year Ended December 31,
	2012	2011	2010
Weighted average grant date fair value per share	$95.25	$123.29	$47.15
Weighted average assumptions used:
Expected volatility	45%	45%	45%
Expected life (in years)	6.47	6.50	6.63
Risk-free interest rate	1.70%	2.36%	3.23%
Expected dividend yield	—%	—%	—%

The computation of the expected volatility assumptions used in the option valuation models was based on historical volatilities and implied volatilities of peer companies. The Company utilized the volatilities of peer companies due to its lack of extensive history. The expected life was used for options valued using the Black-Scholes option pricing method. The Company used the “simplified” method prescribed in SEC Staff Accounting Bulletin (“SAB”) No. 110, for companies that do not have adequate historical data. The risk-free interest rate was based on the U.S. Treasury yield at the time of grant. The expected dividend yield of 0% was based on the fact that the Company does not currently pay dividends, nor does it intend to pay a dividend in the future.
In May 2010, the Company cancelled and reissued all of its then outstanding stock options in order to reduce the exercise price of the options to $193.13. The vesting conditions and the expiration dates were not changed from the original grant of each option. The modification affected 16 employees and 2 non-employee directors who had a total of 86,135 options outstanding as of the modification date. The incremental compensation cost as a result of the modified exercise price was $1.3 million, of which $0.9 million was expensed immediately for vested options at the date of modification. The remaining $0.4 million incremental cost along with the remaining unrecognized compensation cost prior to the modification is being recognized using the graded vesting attribution method over the remaining vesting periods of stock options. The incremental compensation cost as a result of the re-pricing was calculated as the difference in the fair value of the stock options immediately before the re-pricing and the fair value of the stock options at the new exercise price. The fair value was estimated using the Black-Scholes option pricing method. The assumptions used in the model are outlined in the following table:

	Prior to Re-pricing	After Re-pricing
Weighted average grant date fair value per share	$21.43	$36.74
Weighted average assumptions used:
Expected volatility	45%	45%
Expected life (in years)	5.97	4.97
Risk free interest rate	3.01%	2.60%
Expected dividend yield	—%	—%
The following table summarizes stock option activity during the years ended December 31, 2012, 2011 and 2010 (shares in thousands):

	Year Ended		Year Ended		Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of period	84	$193.91	91	$193.13	92	$392.07
Granted	45	$258.37	1	$258.37	91	$193.13
Exercised	—	$—	(8)	$193.13	—	$—
Cancelled	—	$—	—	$—	(91)	$392.09
Forfeited	—	$—	—	$—	(1)	$389.42
Outstanding at end of period(1)	129	$216.62	84	$193.91	91	$193.13
Options exercisable at end of period(2)	80	$193.29	76	$193.13	62	$193.13
Available for grant at end of period	15		12		13

(1)	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.

(2)	Exercisable stock options at December 31, 2012 have a weighted average remaining contractual term of 4.4 years.
As of December 31, 2012, the total future compensation cost related to non-vested options not yet recognized in the Consolidated Statement of Operations was $3.8 million, of which $2.4 million is attributable to vesting upon contingent events and $1.4 million is attributable to time-based vesting. The compensation costs associated with time-based vesting will be recognized using graded vesting over a weighted average period of 3.5 years. The Company did not receive any cash from option exercises during the three years ended December 31, 2012.